Note 7 - Financial results (Tables)	12 Months Ended
Dec. 31, 2025
Note 7 - Financial results
Disclosure of detailed information about financial income (cost) [text block]
	Year ended December 31,
	2025	2024	2023
Interest income	228,369	229,835	201,852
Net result on changes in FV of financial assets at FVPL	23,869	12,484	11,622
Finance income	252,238	242,319	213,474
Finance cost	(46,933)	(61,212)	(106,862)
Net foreign exchange transactions results	(30,394)	61,395	218,383
Net foreign exchange derivatives contracts results	(26,291)	(12,727)	(8,974)
Other	(15,979)	(100,719)	(95,044)
Other financial results, net	(72,664)	(52,051)	114,365
Net financial results	132,641	129,056	220,977